Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments under operating leases
2022	$1,548
2023	1,366
2024	521
2025	487
2026	487
Thereafter	243

$4,652